FAIR VALUE MEASUREMENT (Details) - Interest rate swap - USD ($)	Dec. 31, 2019	Dec. 31, 2016
Fair value measurements of the entity's assets or liabilities that are measured at fair value on a recurring basis
Notional amount	$ 47,439,000
Derivative liabilities	$ 2,170,000
Designated as hedging instruments | Cash flow hedge
Fair value measurements of the entity's assets or liabilities that are measured at fair value on a recurring basis
Total notional		$ 399,000,000,000